HARTFORD LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT THREE:

333-119418       The Director M
                 Wells Fargo Director M
333-119423       Director M Access
333-119420       The Director M Edge
333-119416       The Director M Plus
333-119421       The Director M Outlook
                 Wells Fargo Director M Outlook

    SUPPLEMENT DATED FEBRUARY 12, 2009 TO YOUR PROSPECTUS DATED MAY 1, 2008

             SUPPLEMENT DATED FEBRUARY 12, 2009 TO YOUR PROSPECTUS

EFFECTIVE FEBRUARY 12, 2009, THE FOLLOWING INVESTMENT OPTION IS ADDED IN ALPHABETICAL ORDER TO APPENDIX A.III:

                                                                                                   INVESTMENT ADVISER/
FUNDING OPTION                                       INVESTMENT OBJECTIVE SUMMARY                      SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Portfolio -- Class IB  Capital growth and current income         Putnam Investment Management, LLC

Please see the Fund's prospectus for expense information.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7894